Cover	3 Months Ended
Mar. 31, 2026
Cover [Abstract]
Document Type	S-4
Entity Registrant Name	KATAPULT HOLDINGS, INC.
Entity Filer Category	Non-accelerated Filer
Entity Small Business	true
Entity Emerging Growth Company	false
Entity Central Index Key	0001785424
Amendment Flag	false